ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership	100.00%
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member] | Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Aggregate amount of loans to shareholders	¥ 50,000
Debt instrument term	15 days
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengsh [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Minimum annual service fee percentage	0.50%
AM Yuehan [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Minimum annual service fee percentage	1.00%
Variable Interest Entity, Primary Beneficiary [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership	100.00%
VIEs net revenue percentage	96.60%	77.70%	100.00%
VIEs total asset percentage	71.50%	86.30%
VIEs total liabilities percentage	69.30%	71.50%